FINANCIAL INSTRUMENTS BY CATEGORY - Summary of Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	$ 1,190.8	$ 1,247.5
Financial assets at fair value through other comprehensive income	5.0	0.0
Trade receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	13.1	6.4
Financial assets at fair value through other comprehensive income	0.0
Financial assets included in prepayments, other receivables and other assets (note 13)
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	229.1	114.1
Financial assets at fair value through other comprehensive income	0.0
Financial assets at fair value through other comprehensive income in other non-current assets (note 10)
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	0.0	4.4
Financial assets at fair value through other comprehensive income	5.0
Time deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	46.7	835.9
Financial assets at fair value through other comprehensive income	0.0
Cash and cash equivalents
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	901.9	$ 286.7
Financial assets at fair value through other comprehensive income	$ 0.0